Trade and accruals, other payables and provisions (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and accruals, other payables and provisions
Trade payables	¥ 46,752	¥ 31,256
Accrued employee benefits	15,004	26,458
Accrued operating expenses	5,772	5,516
Accrued professional service fees	1,749	9,857
Deposits received	1,147	826
Duty and tax payable other than corporate income tax	4,375	2,172
Other payables to suppliers of plant and equipment	177	779
Others	15,514	27,240
Trade and accruals, other payables and provisions	¥ 90,490	¥ 104,104